NON-CONTROLLING INTERESTS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 TC PipeLines, LP	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2011 TC PipeLines, LP	May 03, 2011 TC PipeLines, LP GTN LLC	Jul. 31, 2013 TC PipeLines, LP GTN LLC	May 03, 2011 TC PipeLines, LP Bison LLC	Jul. 31, 2013 TC PipeLines, LP Bison LLC	Dec. 31, 2013 Portland	Dec. 31, 2012 Portland	Dec. 31, 2011 Portland	Dec. 31, 2013 Noncontrolling Interest [Member] TC PipeLines, LP		Dec. 31, 2012 Noncontrolling Interest [Member] TC PipeLines, LP		Dec. 31, 2011 Noncontrolling Interest [Member] TC PipeLines, LP		May 31, 2013 Noncontrolling Interest [Member] TC PipeLines, LP	May 03, 2011 Noncontrolling Interest [Member] TC PipeLines, LP	Dec. 31, 2013 Noncontrolling Interest [Member] Portland		Dec. 31, 2012 Noncontrolling Interest [Member] Portland		Dec. 31, 2011 Noncontrolling Interest [Member] Portland
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,417	1,036												1,323	[1]	953	[1]					94	[2]	83	[2]
Non-controlling interests included in the Consolidated Statement of Income
Net income attributable to non-controlling interests	105	96	107											93	[1]	91	[1]	101	[1]			12	[2]	5	[2]	6	[2]
Additional information
Percentage of non-controlling interests														71.10%						66.70%	61.80%	38.30%		38.30%		38.30%
Ownership interest from TransCanada to TC Pipelines							25.00%	45.00%	25.00%	45.00%
Cash Dividends
Fees received for services provided				3	3	2					7	7	7

[1]	In May 2013, the non-controlling interest in TC PipeLines, LP increased from 66.7 per cent to 71.1 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP. In July 2013, TCPL sold 45 per cent interests in GTN LLC and Bison LLC to TC PipeLines, LP (See Note 25). The non-controlling interest in TC PipeLines, LP from January 2010 to May 2011 was 61.8 per cent and 66.7 per cent from May 2011 to May 2013.
[2]	The non-controlling interest in Portland as at December 31, 2013 represented the 38.3 per cent interest not owned by TCPL (2012 and 2011 - 38.3 per cent).